Summary of Significant Accounting Policies (Details Narrative) - Prairie Operating Co LLC [Member]	7 Months Ended
Dec. 31, 2022 USD ($)
Accounts receivable	$ 0
Allowance for doubtful accounts	0
Legal Fees	2,210,094
[custom:AccountingCosts]	9,552
Other Cost and Expense, Operating	$ 300